Average Annual Total Returns - FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO - FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO - Fidelity Natural Resources Fund
Apr. 29, 2023
Fidelity Natural Resources Fund | Return Before Taxes
Average Annual Return:
Past 1 year	41.03%
Past 5 years	7.02%
Past 10 years	3.96%
Fidelity Natural Resources Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	40.20%
Past 5 years	6.60%
Past 10 years	3.47%
Fidelity Natural Resources Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	24.84%
Past 5 years	5.41%
Past 10 years	3.02%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
GS006
Average Annual Return:
Past 1 year	34.07%
Past 5 years	7.13%
Past 10 years	4.05%